UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:

811-22576

Spend Life Wisely Funds Investment Trust

(Exact Name of Registrant as Specified in Charter)

1845 Woodall Rodgers

Suite 1000

Dallas, TX 75201

(Address of principal executive offices)(Zip code)

National Corporate Research, Ltd.

615 South DuPont Highway

Dover, Delaware 19901

 (Name and address of agent for service)

With Copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code:

(214) 871-5200

Date of Fiscal Year End: July 31st

Date of Reporting Period: January 31, 2026

Item 1.	Reports to Shareholders.

(a)       The Report to Shareholders is attached herewith.

This semi-annual shareholder report contains important information about the Wisdom Short Duration Income ETF, formerly Wisdom Short Duration Income Fund, (the "Fund") for the period of August 1, 2025 to January 31, 2026.  Please contact us at 1-866-458-4744 or visit our website at https://thewisdomfunds.com/funds/wisd/ for additional information.

This report describes changes to the Fund that occurred during the reporting period.

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2026

NYSE Arca, Inc.: WISD

WISDOM SHORT DURATION INCOME ETF

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Wisdom Short Duration Income ETF	$20	0.40%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $100,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $100,000 INVESTMENT

Table Summary
	Wisdom Short Duration Income ETF - $106,852	FTSE 3-Month Treasury Bill Index - $104,894
Dec-24	100,000	100,000
Jul-25	103,672	102,744
Jan-26	106,852	104,894

The chart above represents historical performance of an investment of $100,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

HOW DID THE FUND PERFORM THE PAST SIX MONTHS?

The semi-annual period ending January 31, 2026 was defined by a pivotal shift in Federal Reserve policy. The Federal Open Market Committee ("FOMC") delivered three consecutive 25 basis points cuts in September, October, and December, bringing the target range to 3.50%–3.75%, before pausing at its January meeting. The FOMC also formally ended quantitative tightening in December, redirecting mortgage-backed securities paydowns into Treasury bill purchases. Despite easing, inflation proved sticky at 2.7% Year-over-Year, and two dissents at the January meeting, both favoring a further cut, highlighted ongoing divisions over normalization pace. Future markets currently anticipate at most two additional cuts in 2026.

Return attribution over the period was driven primarily by 1) curve carry and 2) spread carry, with additional contribution from favorable spread tightening across 3) corporate, structured credit, and CLO exposures. Active duration management captured incremental value as the front end repriced through the easing cycle.

The Fund generated a 3.07% total return for the semi-annual period, with an annualized Sharpe ratio of 4.32 and annualized volatility of just 0.58%. We remain focused on carry generation, disciplined credit selection, and prudent risk management as the policy backdrop transitions from easing to an extended pause.

FUND STATISTICS

Table Summary
Total Net Assets	$374,129,399
# of Portfolio Holdings	189
Portfolio Turnover Rate	56%
Advisory Fees Paid by Fund, Net	$501,685

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	Since Inception (December 19, 2024)
Wisdom Short Duration Income ETF	6.35%	6.11%
FTSE 3-Month Treasury Bill Index	4.33%	4.37%

Past performance does not guarantee future results. Call 1-866-458-4744 or visit https://thewisdomfunds.com/funds/wisd/ for current month-end performance.

WHAT DID THE FUND INVEST IN? (as of January 31, 2026)

INDUSTRY

(Expressed as % of Total Investments)

Financials
45.22%
Real Estate
13.83%
Energy
8.76%
Utilities
7.39%
Funds
6.51%
Consumer Discretionary
5.98%
Government & Agency
4.52%
Consumer Staples
2.60%
Materials
1.85%
Information Technology
1.26%
Industrials
0.82%
Communication Services
0.65%
Money Market
0.61%

Table Summary
Value	Value
Money Market	0.61%
Communication Services	0.65%
Industrials	0.82%
Information Technology	1.26%
Materials	1.85%
Consumer Staples	2.60%
Government & Agency	4.52%
Consumer Discretionary	5.98%
Funds	6.51%
Utilities	7.39%
Energy	8.76%
Real Estate	13.83%
Financials	45.22%

FIXED INCOME: QUALITY STRUCTURE

(Expressed as a % of Total Investments)

Table Summary
Value	Value
BB	2.63%
BB+	3.85%
BBB-	19.80%
BBB	18.25%
BBB+	11.17%
A-	10.26%
A	7.15%
A+	4.65%
AA-	1.45%
AA	0.82%
AA+	2.21%
AAA	10.64%

Credit ratings are provided by S&P Global Ratings. A credit rating is an evaluation by a nationally recognized statistical rating organization (NRSRO) of an issuer’s creditworthiness with respect to its debt obligations. Ratings are assigned on a scale generally ranging from AAA (highest) to D (lowest). Credit ratings are subject to change and those above BB are typically issued to those securities considered investment grade.

TOP 10 HOLDINGS*

(Expressed as a % of Total  Investments)

*Excludes Holdings in Other Registered Investment Companies

Table Summary
PSEG Power LLC, 5.200%, 05/15/2030	2.24%
Eagle Funding Luxco S.a.r.l., 5.500%, 08/17/2030	2.22%
HF Sinclair Corp., 5.750%, 01/15/2031	1.91%
Royal Bank of Canada Series GMTN, 5.153%, 02/04/2031	1.55%
Volkswagen Group of America Finance LLC, 5.350%, 03/27/2030	1.54%
Unum Group, 7.250%, 03/15/2028	1.43%
Sixth Street Lending Partners, 6.500%, 03/11/2029	1.42%
DTE Energy Co., 5.200%, 04/01/2030	1.41%
Franklin BSP Realty Trust, Inc. Series QIB, 8.250%, 04/25/2030	1.38%
Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 05/09/2029	1.38%

SECTOR

(Expressed as % of Total Investments)

Table Summary
Value	Value
Corporate Bonds	74.53%
Mortgage-Backed Securities	13.83%
Exchange-Traded Funds	6.51%
Government-Sponsored Enterprise Debt	4.52%
Money Market Funds	0.61%

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Funds during the period ended January 31, 2026. For more complete information, you may review the Fund’s prospectus dated November 3, 2025, which is available at www.thewisdomfunds.com/documents/wisd/ or upon request at 1-866-458-4744. The Fund acquired all of the assets and liabilities of Wisdom Short Duration Income Fund - Institutional Class, a series of Spend Life Wisely Funds Investment Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on November 4, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on November 4, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

WISDOM SHORT DURATION INCOME ETF

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2026

NYSE Arca, Inc.: WISD

1-866-458-4744

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://thewisdomfunds.com/funds/wisd/.

This semi-annual shareholder report contains important information about the Wisdom Short Term Government Fund (the "Fund") Institutional Class shares for the period of August 1, 2025 to January 31, 2026.  Please contact us at 1-866-458-4744 or visit our website at https://thewisdomfunds.com/funds/wistx/ for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2026

Institutional Class: WISTX

WISDOM SHORT TERM GOVERNMENT FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Wisdom Short Term Government Fund	$11	0.22%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $250,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $250,000 INVESTMENT

Table Summary
	Wisdom Short Term Government Fund - $261,985	FTSE 1-Month Treasury Bill Index - $262,079
Dec-24	250,000	250,000
Jul-25	256,432	256,743
Jan-26	261,985	262,079

The chart above represents historical performance of an investment of $250,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

HOW DID THE FUND PERFORM THE PAST SIX MONTHS?

The semi-annual period ending January 31, 2026 encompassed a significant shift in monetary policy. The Federal Reserve cut rates three times: September, October, and December 2025, lowering the target range by 75 basis points to 3.50%–3.75% before pausing at its January meeting. December also marked the formal end of quantitative tightening, with mortgage backed securities paydowns redirected into Treasury bill purchases. While easing supported short-term yields, inflation remained above target at 2.7% Year-over-Year, and the January Federal Open Markets Committee ("FOMC") statement removed language prioritizing labor market risks over inflation, a hawkish recalibration. Two governors dissented in favor of a cut, underscoring the FOMC's internal divide. Futures markets currently anticipate at most two additional reductions through year-end.

Throughout the period, portfolio management remained anchored in capital preservation, liquidity, and high quality income generation. The Fund's allocation to short term government securities and money market instruments delivered stable, predictable returns with minimal credit or duration risk.

The Fund produced a 2.17% total return for the six-month period, consistent with its role as a high quality liquidity vehicle for investors prioritizing safety and principal stability.

FUND STATISTICS

Table Summary
Total Net Assets	$79,090,343
# of Portfolio Holdings	19
Portfolio Turnover Rate	9%
Advisor Reimbursed Fund, Net	$(7,992)

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	Since Inception (December 19, 2024)
Wisdom Short Term Government Fund	4.28%	4.28%
FTSE 1-Month Treasury Bill Index	4.29%	4.31%

Past performance does not guarantee future results. Call 1-866-458-4744 or visit https://thewisdomfunds.com/funds/wistx/ for current month-end performance.

WHAT DID THE FUND INVEST IN? (as of January 31, 2026)

INDUSTRY

(Expressed as % of Total Investments)

Table Summary
Value	Value
Money Market	39.48%
Government & Agency	60.52%

FIXED INCOME: QUALITY STRUCTURE

(Expressed as a % of Total Investments)

Table Summary
Value	Value
AA+	59.29%
AAA	1.23%

Credit ratings are provided by S&P Global Ratings. A credit rating is an evaluation by a nationally recognized statistical rating organization (NRSRO) of an issuer’s creditworthiness with respect to its debt obligations. Ratings are assigned on a scale generally ranging from AAA (highest) to D (lowest). Credit ratings are subject to change and those above BB are typically issued to those securities considered investment grade.

TOP 10 HOLDINGS*

(Expressed as a % of Total Investments)

*Excludes Holdings in Other Registered Investment Companies

Table Summary
United States Treasury Bill, 2.180%, 02/05/2026	12.41%
United States Treasury Bill, 1.210%, 02/03/2026	12.41%
United States Treasury Bill, 3.440%, 03/03/2026	12.38%
United States Treasury Bill, 3.440%, 03/05/2026	6.19%
Freddie Mac Multifamily Structured Pass Through Certificates Series K065 Class A2, 3.243%, 04/25/2027	3.42%
Fannie Mae-Aces Series 2016-M10 Class FA, 4.432%, 08/25/2028	1.95%
SBA Small Business Investment Cos. Series 2017-10B, 2.518%, 09/10/2027	1.83%
Fannie Mae Pool AN7602, 2.870%, 01/01/2028	1.50%
Freddie Mac Multifamily Structured Pass Through Certificates Series K058 Class A2, 2.653%, 08/25/2026	1.23%
Freddie Mac Multifamily Structured Pass Through Certificates Series K064 Class A2, 3.224%, 12/25/2026	1.23%

SECTOR

(Expressed as % of Total Investments)

Table Summary
Value	Value
United States Treasury Bills	43.39%
Money Market Funds	39.48%
Government-Sponsored Enterprise Debt	17.13%

WISDOM SHORT TERM GOVERNMENT FUND

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2026

Institutional Class: WISTX

1-866-458-4744

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://thewisdomfunds.com/funds/wistx/.

(b)       Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to semi-annual report.

Item 6.	Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

Wisdom Short Duration Income ETF

(formerly Wisdom Short Duration Income Fund)

NYSE Arca, Inc: (WISD)

Wisdom Short Term Government Fund

Institutional Class: (WISTX)

Financial Statements and Notes to Financial Statements
January 31, 2026 (Unaudited)

Wisdom Short Duration Income ETF

SCHEDULE OF INVESTMENTS

January 31, 2026 (Unaudited)

Shares/Principal		Value
LONG-TERM INVESTMENTS - 97.48%
CORPORATE BONDS - 73.09%
Communication Services - 0.64%
2,000,000	Orange SA, 9.000%, due 03/01/2031, France	$2,399,982
Consumer Discretionary - 5.86%
2,000,000	Air Canada 2020-1 Class C Pass Through Trust, 10.500%, due 07/15/2026, Canada(a)	2,052,756
125,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, due 04/20/2026(a)	125,151
287,082	British Airways 2019-1 Class AA Pass Through Trust, 3.300%, due 12/15/2032, United Kingdom(a)	270,257
269,622	Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, due 06/10/2028	258,914
2,291,667	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, due 10/20/2028(a)	2,309,688
500,000	Hyundai Capital America, 5.100%, due 06/24/2030, South Korea(a)	512,309
500,000	Toyota Motor Credit Corp. Series MTN, 5.250%, due 01/22/2030, Japan	505,293
2,585,186	Turkish Airlines 2015-1 Class A Pass Through Trust, 4.200%, due 03/15/2027, Turkey(a)	2,541,715
967,318	United Airlines 2016-1 Class A Pass Through Trust, 3.450%, due 07/07/2028	943,565
3,000,000	Volkswagen Group of America Finance LLC, 5.650%, due 09/12/2028, Germany(a)	3,096,919
1,500,000	Volkswagen Group of America Finance LLC, 6.450%, due 11/16/2030, Germany(a)	1,608,320
2,000,000	Volkswagen Group of America Finance LLC, 5.250%, due 03/22/2029, Germany(a)	2,046,927
5,500,000	Volkswagen Group of America Finance LLC, 5.350%, due 03/27/2030, Germany(a)	5,653,828
		21,925,642

Consumer Staples - 2.56%
1,500,000	BAT Capital Corp., 5.834%, due 02/20/2031, United Kingdom	1,592,971
1,500,000	Bayer US Finance LLC, 6.375%, due 11/21/2030, Germany(a)	1,609,399
291,696	CVS Pass-Through Trust, 5.880%, due 01/10/2028	293,902
500,000	Roche Holdings, Inc., 4.075%, due 12/02/2030(a)	499,076
500,000	Roche Holdings, Inc., 4.374%, due 12/02/2032(a)	499,401
5,000,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, due 05/09/2029, Israel	5,050,755
		9,545,504

Energy - 8.59%
650,000	Coterra Energy Operating Co., 4.375%, due 03/15/2029	632,838
1,090,000	Devon OEI Operating LLC, 7.500%, due 09/15/2027	1,135,436
1,100,000	Diamondback Energy, Inc., 5.150%, due 01/30/2030	1,131,446
500,000	Enbridge, Inc., 6.200%, due 11/15/2030, Canada	537,509
500,000	Enbridge, Inc., 4.900%, due 06/20/2030, Canada	510,677
1,000,000	Enbridge, Inc., 4.200%, due 11/20/2028, Canada	1,003,185
1,499,000	Energy Transfer LP, 5.625%, due 05/01/2027(a)	1,499,292
500,000	Energy Transfer LP, 5.200%, due 04/01/2030	516,058
3,000,000	Energy Transfer LP, 4.550%, due 01/15/2031	2,997,784
6,750,000	HF Sinclair Corp., 5.750%, due 01/15/2031	7,001,011
1,000,000	HF Sinclair Corp., 5.500%, due 09/01/2032	1,023,219
1,000,000	Occidental Petroleum Corp., 7.875%, due 09/15/2031	1,152,200
2,000,000	Occidental Petroleum Corp., 8.875%, due 07/15/2030	2,309,038
3,000,000	Occidental Petroleum Corp., 6.125%, due 01/01/2031	3,173,838
1,000,000	Plains All American Pipeline LP / PAA Finance Corp., 4.700%, due 01/15/2031	1,005,896
4,000,000	SA Global Sukuk Ltd., 4.125%, due 09/17/2030, Saudi Arabia(a)	3,935,446
1,000,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.500%, due 03/01/2030	1,018,805
1,500,000	Valero Energy Corp., 5.150%, due 02/15/2030	1,545,292
		32,128,970

Financials - 44.34%
1,000,000	American Express Co., 4.476% (1D SOFR + 0.81%), due 07/20/2029(b)	1,003,677
2,390,000	ANZ Bank New Zealand Ltd., 5.548%, due 08/11/2032, Australia(a)	2,436,367
1,000,000	Apollo Debt Solutions BDC, 5.200%, due 12/08/2028(a)	1,000,592
3,500,000	Apollo Debt Solutions BDC, 5.700%, due 01/23/2031(a)	3,482,365
2,000,000	Ares Capital Corp., 5.500%, due 09/01/2030	2,011,403
4,000,000	Ares Capital Corp., 5.100%, due 01/15/2031	3,933,375
2,000,000	Athene Global Funding, 5.380%, due 01/07/2030(a)	2,046,249
5,000,000	Atlas Warehouse Lending Co. LP, 4.625%, due 11/15/2028(a)	5,023,501
3,000,000	Atlas Warehouse Lending Co. LP, 5.250%, due 01/15/2033(a)	3,005,293
1,085,000	Australia & New Zealand Banking Group Ltd., 5.731%, due 09/18/2034, Australia(a)	1,124,633
3,000,000	Avolon Holdings Funding Ltd., 4.700%, due 01/30/2031, China(a)	2,984,677
2,000,000	Avolon Holdings Funding Ltd., 5.750%, due 03/01/2029, China(a)	2,072,513
3,000,000	Avolon Holdings Funding Ltd., 5.150%, due 01/15/2030, China(a)	3,054,378
4,000,000	Avolon Holdings Funding Ltd., 5.375%, due 05/30/2030, China(a)	4,109,210

See Notes to Financial Statements.

Wisdom Short Duration Income ETF

SCHEDULE OF INVESTMENTS

January 31, 2026 (Unaudited) (Continued)

Shares/Principal		Value
CORPORATE BONDS - 73.09% (continued)
Financials - 44.34% (Continued)
2,000,000	Bank of America Corp. Series B, 8.050%, due 06/15/2027	$2,096,309
3,500,000	Blackstone Private Credit Fund, 5.600%, due 11/22/2029	3,522,668
1,000,000	Blackstone Private Credit Fund, 7.300%, due 11/27/2028	1,057,879
1,500,000	Blue Owl Capital Corp., 6.200%, due 07/15/2030	1,514,290
1,500,000	Blue Owl Capital Corp., 5.950%, due 03/15/2029	1,516,596
750,000	Blue Owl Credit Income Corp., 7.750%, due 01/15/2029	795,050
1,000,000	Blue Owl Credit Income Corp., 7.750%, due 09/16/2027	1,040,247
3,000,000	Blue Owl Credit Income Corp., 6.600%, due 09/15/2029	3,088,339
1,000,000	Blue Owl Credit Income Corp., 5.800%, due 03/15/2030	992,197
2,000,000	Blue Owl Technology Finance Corp., 6.100%, due 03/15/2028	2,029,459
3,000,000	Citadel Finance LLC, 5.900%, due 02/10/2030(a)	3,072,098
1,000,000	Corebridge Global Funding, 5.200%, due 06/24/2029(a)	1,028,428
2,000,000	Corebridge Global Funding, 4.550%, due 01/09/2031(a)	1,996,135
2,000,000	Corebridge Global Funding, 4.450%, due 10/02/2030(a)	1,996,771
3,000,000	Credit Agricole SA, 5.222%, due 05/27/2031, France(a)	3,082,570
2,000,000	Credit Agricole SA, 4.656%, due 01/12/2032, France(a)	2,001,446
2,000,000	DAE Sukuk Difc Ltd., 4.500%, due 10/16/2030, United Arab Emirates(a)	1,971,822
1,500,000	Danske Bank A/S, 5.019%, due 03/04/2031, Denmark(a)	1,529,224
1,000,000	Deutsche Bank AG, 4.875%, due 12/01/2032, Germany	1,005,613
1,000,000	Deutsche Bank AG, 5.297%, due 05/09/2031, Germany	1,024,961
1,850,000	Deutsche Bank AG, 5.373%, due 01/10/2029, Germany	1,889,595
1,000,000	Deutsche Bank AG Series MTN, 5.000%, due 09/10/2029, Germany	1,006,443
1,000,000	Essent Group Ltd., 6.250%, due 07/01/2029	1,046,960
5,000,000	Franklin BSP Realty Trust, Inc. Series QIB, 8.250%, due 04/25/2030(a)	5,048,651
2,000,000	Goldman Sachs BDC, Inc., 5.100%, due 01/28/2029	1,987,280
2,000,000	Goldman Sachs Group, Inc., 5.207%, due 01/28/2031	2,062,592
1,000,000	Goldman Sachs Private Credit Corp., 5.875%, due 01/31/2031(a)	991,091
500,000	Goldman Sachs Private Credit Corp., 6.250%, due 05/06/2030(a)	509,168
1,000,000	HPS Corporate Lending Fund, 4.900%, due 09/11/2028(a)	994,365
5,000,000	HPS Corporate Lending Fund, 5.650%, due 04/02/2031(a)	4,967,478
1,382,000	JPMorgan Chase & Co., 8.750%, due 09/01/2030	1,626,317
1,000,000	JPMorgan Chase & Co., 5.140%, due 01/24/2031	1,031,998
1,000,000	JPMorgan Chase & Co., 6.087%, due 10/23/2029	1,051,287
500,000	JPMorgan Chase & Co., 4.915%, due 01/24/2029	509,137
1,500,000	JPMorgan Chase & Co. Series FRN, 4.466% (1D SOFR + 0.80%), due 01/24/2029(b)	1,505,182
1,250,000	JPMorgan Chase & Co., 4.586% (1D SOFR + 0.92%), due 04/22/2028(b)	1,257,283
145,000	JPMorgan Chase & Co., 4.480% (3M SOFR + 0.81%), due 02/01/2027(b)	144,635
1,640,000	JPMorgan Chase & Co. Series B, 4.425% (3M SOFR + 0.76%), due 02/01/2027(b)	1,627,382
1,000,000	JPMorgan Chase & Co. Series F, 4.550% (3M SOFR + 0.89%), due 08/01/2028(b)	982,698
1,780,000	Liberty Mutual Insurance Co., 7.875%, due 10/15/2026(a)	1,819,871
1,000,000	Lloyds Banking Group PLC, 4.425%, due 11/04/2031, United Kingdom	997,108
1,000,000	Mitsubishi UFJ Financial Group, Inc., 5.146% (1D SOFR + 1.48%), due 04/24/2031, Japan(b)	1,022,571
2,000,000	Mizuho Financial Group, Inc., 5.098%, due 05/13/2031, Japan	2,053,182
2,500,000	Mizuho Markets Cayman LP Series MTN, 4.172% (1D SOFR + 0.50%), due 05/01/2026, Japan(a)(b)	2,500,989
2,000,000	Morgan Stanley, 5.656%, due 04/18/2030	2,083,074
1,000,000	Morgan Stanley, 4.493%, due 01/16/2032	999,560
1,000,000	Morgan Stanley Bank NA, 5.016%, due 01/12/2029	1,018,938
1,500,000	Morgan Stanley Bank NA, 4.566% (1D SOFR + 0.90%), due 01/12/2029(b)	1,506,935
1,000,000	NatWest Group PLC, 5.076%, due 01/27/2030, United Kingdom	1,024,760
3,000,000	NatWest Group PLC, 5.115%, due 05/23/2031, United Kingdom	3,078,400
1,000,000	NatWest Group PLC, 4.862% (1D SOFR + 1.10%), due 05/23/2029, United Kingdom(b)	1,006,977
1,000,000	NatWest Markets PLC, 5.022%, due 03/21/2030, United Kingdom(a)	1,025,621
1,000,000	RGA Global Funding, 5.250%, due 01/09/2030(a)	1,032,980
3,582,000	Royal Bank of Canada Series GMTN, 4.969%, due 08/02/2030, Canada	3,669,048
3,000,000	Royal Bank of Canada Series GMTN, 4.965%, due 01/24/2029, Canada	3,059,386
5,500,000	Royal Bank of Canada Series GMTN, 5.153%, due 02/04/2031, Canada	5,670,751
2,500,000	Royal Bank of Canada Series GMTN, 4.865% (1D SOFR + 1.03%), due 02/04/2031, Canada(b)	2,515,803
1,000,000	SBL Holdings, Inc., 5.900%, due 09/26/2028(a)	999,133
5,000,000	Sixth Street Lending Partners, 6.500%, due 03/11/2029	5,193,081
2,000,000	Sixth Street Lending Partners, 5.750%, due 01/15/2030	2,022,714
1,500,000	Sixth Street Lending Partners, 6.125%, due 07/15/2030	1,535,409

See Notes to Financial Statements.

Wisdom Short Duration Income ETF

SCHEDULE OF INVESTMENTS

January 31, 2026 (Unaudited) (Continued)

Shares/Principal		Value
CORPORATE BONDS - 73.09% (continued)
Financials - 44.34% (Continued)
500,000	Sixth Street Specialty Lending, Inc., 6.125%, due 03/01/2029	$514,832
1,000,000	Sumitomo Mitsui Financial Group, Inc., 4.715% (1D SOFR + 1.05%), due 04/15/2030, Japan(b)	1,006,760
3,500,000	Toronto-Dominion Bank Series MTN, 4.808%, due 06/03/2030, Canada	3,572,565
600,000	Toronto-Dominion Bank Series GMTN, 5.000%, due 07/11/2030, Canada	601,147
2,000,000	Toronto-Dominion Bank, 4.411%, due 01/13/2031, Canada	2,005,520
1,000,000	Toronto-Dominion Bank Series GMTN, 5.400%, due 01/31/2030, Canada	1,011,068
5,007,000	Unum Group, 7.250%, due 03/15/2028	5,263,775
2,400,000	Westpac Banking Corp., 3.020%, due 11/18/2036, Australia	2,174,848
		165,876,683

Industrials - 0.80%
2,000,000	Avolon Holdings Funding Ltd., 4.900%, due 10/10/2030, China(a)	2,012,644
500,000	CRH America Finance, Inc., 4.400%, due 02/09/2031	500,464
500,000	Howmet Aerospace, Inc., 4.550%, due 11/15/2032	502,556
		3,015,664

Information Technology - 1.24%
1,500,000	Microchip Technology, Inc., 5.050%, due 02/15/2030	1,535,300
2,500,000	Oracle Corp., 6.150%, due 11/09/2029	2,608,086
500,000	Oracle Corp., 4.602%, due 08/03/2028	491,891
		4,635,277

Materials - 1.81%
4,250,000	Anglo American Capital PLC, 5.625%, due 04/01/2030, South Africa(a)	4,426,498
1,000,000	NOVA Chemicals Corp., 8.500%, due 11/15/2028, United Arab Emirates(a)	1,045,738
1,000,000	PPG Industries, Inc., 4.375%, due 03/15/2031	997,341
300,000	Syensqo Finance America LLC, 5.650%, due 06/04/2029, Belgium(a)	310,993
		6,780,570

Utilities - 7.25%
5,000,000	DTE Energy Co., 5.200%, due 04/01/2030	5,159,246
500,000	Duke Energy Florida LLC, 4.200%, due 12/01/2030	499,100
1,000,000	NRG Energy, Inc., 5.250%, due 06/15/2029(a)	1,003,449
5,000,000	NRG Energy, Inc., 5.750%, due 07/15/2029(a)	5,006,144
1,000,000	NRG Energy, Inc., 4.734%, due 10/15/2030(a)	1,000,421
2,275,000	Palomino Funding Trust I, 7.233%, due 05/17/2028(a)	2,406,198
8,000,000	PSEG Power LLC, 5.200%, due 05/15/2030(a)	8,209,329
1,000,000	Public Service Electric and Gas Co., 4.200%, due 01/01/2031	997,704
1,500,000	Talen Energy Supply LLC, 8.625%, due 06/01/2030(a)	1,583,370
1,250,000	Vistra Operations Co. LLC, 5.000%, due 07/31/2027(a)	1,251,634
		27,116,595
TOTAL CORPORATE BONDS (Cost $270,209,185)		273,424,887

EXCHANGE-TRADED FUNDS - 6.39%
280,000	Janus Henderson AAA CLO ETF	14,187,600
410,000	Simplify Treasury Option Income ETF	9,712,900

TOTAL EXCHANGE-TRADED FUNDS (Cost $23,981,783)		23,900,500

GOVERNMENT-SPONSORED ENTERPRISE DEBT - 4.43%
8,000,000	Eagle Funding Luxco S.a.r.l., 5.500%, due 08/17/2030, Netherlands(a)	8,136,560
849,177	Fannie Mae Connecticut Avenue Securities Series 2025-R01 Class 1A1, 4.647%, due 01/25/2045(a)	853,197
416,733	Freddie Mac STACR REMIC Trust 2024-HQA1 Class A1, 4.947%, due 03/25/2044(a)	419,902
535,000	Freddie Mac STACR REMIC Trust 2025-DNA1 Class A1, 4.647%, due 01/25/2045(a)	537,728
957,569	Government National Mortgage Association 2019-H14 Class DF, 4.949%, due 08/20/2069	968,546
2,057,143	Government National Mortgage Association 2019-H15 Class FJ, 4.549%, due 09/20/2069	2,058,623
938,697	Government National Mortgage Association 2020-H17 Class BF, 5.169%, due 09/20/2070	958,560
889,529	Government National Mortgage Association 2023-H20 Class FL, 4.803%, due 05/20/2073	903,083

See Notes to Financial Statements.

Wisdom Short Duration Income ETF

SCHEDULE OF INVESTMENTS

January 31, 2026 (Unaudited) (Continued)

Shares/Principal		Value
GOVERNMENT-SPONSORED ENTERPRISE DEBT - 4.43% (continued)
1,750,000	Korea National Oil Corp., 4.446% (1D SOFR + 0.77%), due 03/31/2028, South Korea(a)	$1,756,211

TOTAL GOVERNMENT-SPONSORED ENTERPRISE DEBT (Cost $16,455,522)		16,592,410

MORTGAGE-BACKED SECURITIES - 13.57%
2,728,634	Angel Oak Mortgage Trust 2023-3 Class A1, 4.800%, due 09/26/2067(a)	2,727,587
871,061	BRAVO Residential Funding Trust 2021-NQM2 Class A1, 0.970%, due 03/25/2060(a)	860,490
432,857	BRAVO Residential Funding Trust 2022-NQM3 Class A1, 5.108%, due 07/25/2062(a)	433,330
1,500,000	BXMT 2020-FL2 Ltd. Class B, 5.442%, due 02/15/2038(a)	1,493,369
199,188	CFMT 2022-HB9 LLC Class A, 3.250%, due 09/25/2037(a)	196,940
513,587	CFMT 2024-HB13 LLC Class A, 3.000%, due 05/25/2034(a)	508,427
612,462	CHNGE Mortgage Trust 2022-NQM1 Class A1, 5.189%, due 06/25/2067(a)	611,465
1,000,000	CSMC 2020-SPT1 Trust Class M1, 3.388%, due 04/25/2065(a)	991,671
1,297,024	FIGRE Trust 2025-HE4 Class A, 5.408%, due 07/25/2055(a)	1,317,169
1,000,000	Finance of America HECM Buyout 2024-HB1 Class A1B, 4.000%, due 10/01/2034(a)	996,873
1,500,000	Finance of America HECM Buyout 2024-HB1 Class M2, 6.000%, due 10/01/2034(a)	1,501,568
2,726,352	Finance of America HECM Buyout 2025-HB1 Class A, 4.500%, due 11/25/2028(a)	2,720,608
2,000,000	Finance of America HECM Buyout 2025-HB1 Class M2, 5.250%, due 11/25/2028(a)	2,007,295
1,736,153	Finance of America Structured Securities Trust Series 2024-S2 Class A1, 3.500%, due 04/25/2074(a)	1,707,862
4,104,631	Finance of America Structured Securities Trust Series 2024-S4 Class A3, 3.500%, due 11/25/2074(a)	4,001,042
2,110,549	Finance of America Structured Securities Trust Series 2024-S4 Class AV, 5.197%, due 11/25/2074(a)	2,116,836
3,879,439	Finance of America Structured Securities Trust Series 2025-PC2 Class AV, 4.947%, due 05/25/2075(a)	3,851,556
929,350	Finance of America Structured Securities Trust Series 2025-S1 Class A3, 3.500%, due 02/25/2075(a)	900,395
647,813	GCAT 2022-NQM2 Trust Class A1, 4.210%, due 02/25/2067(a)	647,031
1,681,947	GS Mortgage-Backed Securities Trust 2025-PJ4 Class A5, 5.500%, due 09/25/2055(a)	1,696,212
790,385	GS Mortgage-Backed Securities Trust 2025-PJ5 Class A2, 5.500%, due 10/25/2055(a)	797,641
1,489,039	GS Mortgage-Backed Securities Trust 2025-PJ6 Class A4, 6.000%, due 11/25/2055(a)	1,503,485
618,967	J.P. Morgan Mortgage Trust 2023-6 Class A2, 6.000%, due 12/26/2053(a)	628,565
1,835,249	MFA 2022-NQM2 Trust Class A2, 4.000%, due 05/25/2067(a)	1,829,583
985,355	Nelnet Student Loan Trust Series 2014-6A Class A, 4.462%, due 11/25/2052(a)	981,045
1,000,000	Onity Loan Investment Trust 2025-HB1 Class M1, 3.000%, due 06/25/2038(a)	955,758
957,893	PRKCM 2024-HOME1 Trust Class A1, 6.431%, due 05/25/2059(a)	975,928
764,823	Provident Funding Mortgage Trust 2025-2 Class A2, 5.500%, due 06/25/2055(a)	771,844
1,372,861	Provident Funding Mortgage Trust 2025-2 Class A4, 5.500%, due 06/25/2055(a)	1,385,126
1,930,145	RMF Proprietary Issuance Trust Series 2022-3 Class A, 4.000%, due 08/25/2062(a)	1,927,130
1,000,000	Saluda Grade Alternative Mortgage Trust 2022-SEQ2 Class A3, 4.500%, due 02/25/2052(a)	975,349
413,310	SKY Trust 2025-LINE Class A, 6.269%, due 04/15/2042(a)	416,910
2,851,016	Starwood Mortgage Residential Trust 2022-4 Class A1, 5.192%, due 05/25/2067(a)	2,853,224
1,093,512	Stone Street Receivables Funding 2015-1 LLC Class A, 3.570%, due 12/15/2054(a)	997,826
2,000,000	STWD 2021-FL2 Ltd. Class C, 5.892%, due 04/18/2038(a)	1,995,802
481,508	VINE 2024-SFR1 Trust Class A, 4.500%, due 03/17/2041(a)	477,581

TOTAL MORTGAGE-BACKED SECURITIES (Cost $50,355,058)		50,760,523

TOTAL LONG TERM-INVESTMENTS - 97.48% (Cost $361,001,548)		364,678,320

SHORT-TERM INVESTMENTS - 0.59%
MONEY MARKET FUNDS - 0.59%
2,222,355	Blackrock Liquidity Tempcash Institutional Class, 3.72%(c)	2,222,355

TOTAL SHORT-TERM INVESTMENTS - 0.59% (Cost $2,222,355)		2,222,355

TOTAL INVESTMENTS - 98.07% (Cost $363,223,903)		366,900,675

Other Assets in Excess of Liabilities - 1.93%		7,228,724

NET ASSETS - 100.00%		$374,129,399

See Notes to Financial Statements.

Wisdom Short Duration Income ETF

SCHEDULE OF INVESTMENTS

January 31, 2026 (Unaudited) (Continued)

Investment Abbreviations:

AG - Aktiengesellschaft (German: Stock Corporation)

A/S - Aktieselskab (Danish: Joint Stock Company)

BDC – Business Development Company

BV – Besloten Vennootschap (Dutch: Private Limited Company)

LLC – Limited Liability Company

LP – Limited Partnership

Ltd. – Limited

NA - National Association

PLC - Public Limited Company

SA - Société Anonyme (French: Public Limited Company)

SOFR – Secured Overnight Financing Rate

S.a.r.l. - Société Anonyme a Responsabilite Limitee (French: Limited Liability Company)

(a)	All or a portion of the security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of January 31, 2026, these securities had an aggregate value of $185,888,642 or 49.69% of net assets.
(b)	Variable rate security.
(c)	The rate shown represents the yield as of January 31, 2026.

Futures Contracts
						Unrealized
Description	Position	Contracts	Expiration Date	Notional Value	Value	Appreciation
10-Year US Treasury Note	Long	10	March 20, 2026	$1,118,138	$1,118,281	$143
				$1,118,138	$1,118,281	$143

						Unrealized
Description	Position	Contracts	Expiration Date	Notional Value	Value	Appreciation
2-Year US Treasury Note	Short	(185)	March 20, 2026	$(38,606,704)	$(38,571,055)	$35,649
5-Year US Treasury Note	Short	(1,185)	March 20, 2026	(129,844,458)	(129,081,680)	762,778
				$(168,451,162)	$(167,652,735)	$798,427

See Notes to Financial Statements.

Wisdom Short Term Government Fund

SCHEDULE OF INVESTMENTS

January 31, 2026 (Unaudited)

Shares/Principal		Value
LONG-TERM INVESTMENTS - 17.45%
GOVERNMENT-SPONSORED ENTERPRISE DEBT - 17.45%
1,000,000	Fannie Mae Pool AN2351, 2.150%, due 09/01/2026	$987,820
1,229,237	Fannie Mae Pool AN7602, 2.870%, due 01/01/2028	1,206,703
1,000,000	Fannie Mae Pool BS1957, 1.410%, due 05/01/2028	946,051
551,137	Fannie Mae-Aces Series 2016-M4 Class A2, 2.576%, due 03/25/2026	549,506
406,962	Fannie Mae-Aces Series 2017-M3 Class A2, 2.478%, due 12/25/2026	402,689
746,007	Fannie Mae-Aces Series 2018-M4 Class A2, 3.067%, due 03/25/2028	735,536
1,566,947	Fannie Mae-Aces Series 2016-M10 Class FA, 4.432%, due 08/25/2028	1,568,742
158,325	Freddie Mac Multifamily Structured Pass Through Certificates Series KF60 Class A, 4.613%, due 02/25/2026	158,344
648,930	Freddie Mac Multifamily Structured Pass Through Certificates Series K101 Class A1, 2.190%, due 07/25/2029	628,373
1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates Series K058 Class A2, 2.653%, due 08/25/2026	992,790
1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates Series K064 Class A2, 3.224%, due 12/25/2026	994,680
2,770,000	Freddie Mac Multifamily Structured Pass Through Certificates Series K065 Class A2, 3.243%, due 04/25/2027	2,754,097
397,820	Freddie Mac Multifamily Structured Pass Through Certificates Series KG01 Class A7, 2.875%, due 04/25/2026	396,206
1,500,264	SBA Small Business Investment Cos. Series 2017-10B, 2.518%, due 09/10/2027	1,476,715

TOTAL GOVERNMENT-SPONSORED ENTERPRISE DEBT (Cost $13,785,530)		13,798,252

TOTAL LONG-TERM INVESTMENTS - 17.45% (Cost $13,785,530)		13,798,252

SHORT-TERM INVESTMENTS - 84.40%
UNITED STATES TREASURY BILLS - 44.19%(a)
10,000,000	1.21%, due 02/03/2026	9,999,005
10,000,000	2.18%, due 02/05/2026	9,997,011
10,000,000	3.44%, due 03/03/2026	9,970,859
5,000,000	3.44%, due 03/05/2026	4,984,505
		34,951,380

MONEY MARKET FUNDS - 40.21%
31,800,493	Fidelity Government Portfolio Institutional Class, 3.57%(a)	31,800,493

TOTAL SHORT-TERM INVESTMENTS - 84.40% (Cost $66,749,323)		66,751,873

TOTAL INVESTMENTS - 101.85% (Cost $80,534,853)		80,550,125

Liabilities in Excess of Other Assets - (1.85)%		(1,459,782)

NET ASSETS - 100.00%		$79,090,343

(a)	The rate shown represents the yield as of January 31, 2026.

See Notes to Financial Statements.

Spend Life Wisely Funds Investment Trust

STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2026 (Unaudited)

	Wisdom Short Duration	Wisdom Short Term
	Income ETF	Government Fund
Assets:
Investments In Securities, At Value	$366,900,675	$80,550,125
Deposit with Broker for Futures Contracts	2,867,130	—
Receivables:
From Advisor	—	5,924
Dividends and Interest	3,686,430	44,912
Investments Sold	403,403	—
Shareholder Subscriptions	—	250,398
Unrealized Appreciation on Futures Contracts	798,570	—
Prepaid Expenses and Other Assets	2,387	11,799
Total Assets	374,658,595	80,863,158
Liabilities:
Overdraft Due to Custodian	403,702	—
Payables:
Advisory Fees	119,576	—
Investments Purchased	—	1,478,229
Shareholder Redemptions	—	1,915
Distributions	—	250,398
Audit Fees	5,918	15,905
Custody Fees	—	3,668
Transfer Agent Fees	—	5,824
Other Expenses	—	16,876
Total Liabilities	529,196	1,772,815
Net Assets	$374,129,399	$79,090,343

Net Assets Consist Of:
Paid In Capital	$370,116,255	$79,075,084
Distributable Earnings	4,013,144	15,259
Net Assets	$374,129,399	$79,090,343

Investments in Securities, At Cost	$363,223,903	$80,534,853

Net Asset Value:
Shares of Beneficial Interest	3,691,767	N/A
Net Asset Value, Price Per Share	$101.34	N/A

Institutional Class:
Shares Outstanding (unlimited number of shares authorized with no par value)	N/A	7,914,592
Net Asset Value, Redemption Price And Offering Price Per Share	N/A	$9.99

See Notes to Financial Statements.

Spend Life Wisely Funds Investment Trust

STATEMENTS OF OPERATIONS

For the Period Ended January 31, 2026 (Unaudited)

	Wisdom Short Duration Income ETF(a)	Wisdom Short Term Government Fund
Investment Income:
Dividends	$793,867	$11,502
Interest and Other Income	8,948,288	2,352,343
Total Investment Income	9,742,155	2,363,845

Expenses:
Advisory Fees (Note 6)	536,673	83,261
Administrative and Operating Servicing Fees (Note 7)	65,609	55,771
Audit Fees	4,255	12,242
Transfer Agent Fees	17,742	14,403
Registration Fees	49,525	4,802
Trustee Fees	470	946
Tax Fees	99	169
Custody Fees	5,949	6,489
Insurance Fees	437	837
Printing Fees	782	445
NASDAQ Fees	497	754
Shareholder Servicing Fees	472	623
Miscellaneous Fees	12,561	6,404
Offering Fees	14,406	18,464
Legal Fees	71,695	8,363
Total Expenses	781,172	213,973
Advisory Fees Waived/Expenses Reimbursed (Note 6)	(34,988)	(91,253)
Net Expenses	746,184	122,720

Net Investment Income	8,995,971	2,241,125

Realized and Unrealized Gain/(Loss) On:
Net Realized Gain/(Loss) On:
Investments	554,934	(3,523)
Futures Contracts	(627,211)	–
Total Net Realized Loss	(72,277)	(3,523)
Net Change in Unrealized Appreciation/Depreciation On:
Investments	2,011,751	41,302
Futures Contracts	262,053	–
Net Change in Unrealized Appreciation/Depreciation	2,273,804	41,302
Net Realized and Unrealized Gain on Investments	2,201,527	37,779
Net Increase In Net Assets Resulting From Operations	$11,197,498	$2,278,904

(a)	The Fund acquired all of the assets and liabilities of the Wisdom Short Duration Income Fund (the “Predecessor Fund”) in a tax-free reorganization that occurred as of the close of business on November 4, 2025. Performance and financial history of the Predecessor Fund's Institutional Class Shares have been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on November 4, 2025, reflects that of the Predecessor Fund's Institutional Class Shares, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

Spend Life Wisely Funds Investment Trust

STATEMENTS OF CHANGES IN NET ASSETS

Wisdom Short Duration Income ETF	Period Ended January 31, 2026 (Unaudited)(a)	Period Ended July 31, 2025(a)(b)
Increase/(Decrease) In Net Assets From Operations
Net Investment Income	$8,995,971	$5,455,646
Net Realized Gain/(Loss)	(72,277)	239,965
Net Change In Unrealized Appreciation/Depreciation	2,273,804	2,201,538
Net Increase in Net Assets Resulting From Operations	11,197,498	7,897,149

Distributions Paid to Shareholders (Note 9)	(9,692,317)	(5,428,501)

Capital Share Transactions (Note 9):
Shares Sold	4,036,874	356,472,100
Shares Reinvested	4,444,694	5,428,501
Shares Redeemed	(215,581)	(11,018)
Net Increase in Net Assets From Share Transactions	8,265,987	361,889,583

Total Increase in Net Assets	9,771,168	364,358,231

Net Assets:
Beginning of Period	364,358,231	–
End of Period	$374,129,399	$364,358,231

Wisdom Short Term Government Fund	Period Ended
	January 31, 2026	Period Ended
	(Unaudited)	July 31, 2025(b)
Increase/(Decrease) In Net Assets From Operations
Net Investment Income	$2,241,125	$1,329,225
Net Realized Loss	(3,523)	(2,333)
Net Change In Unrealized Appreciation/Depreciation	41,302	(26,030)
Net Increase in Net Assets Resulting From Operations	2,278,904	1,300,862

Distributions Paid to Shareholders (Note 9)	(2,265,324)	(1,340,333)

Capital Share Transactions (Note 9):
Shares Sold	624,972,079	50,723,100
Shares Reinvested	2,222,899	1,340,333
Shares Redeemed	(600,139,103)	(3,074)
Net Increase in Net Assets From Share Transactions	27,055,875	52,060,359

Total Increase in Net Assets	27,069,455	52,020,888

Net Assets:
Beginning of Period	52,020,888	–
End of Period	$79,090,343	$52,020,888

(a)	The Fund acquired all of the assets and liabilities of the Wisdom Short Duration Income Fund (the “Predecessor Fund”) in a tax-free reorganization that occurred as of the close of business on November 4, 2025. Performance and financial history of the Predecessor Fund's Institutional Class Shares have been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on November 4, 2025, reflects that of the Predecessor Fund's Institutional Class Shares, which ceased operations as of the date of the reorganization.

(b)	For the period December 19, 2024 (commencement of investment operations) to July 31, 2025.

See Notes to Financial Statements.

Wisdom Short Duration Income ETF

FINANCIAL HIGHLIGHTS

Selected Data For a Share Outstanding Throughout the Periods

	For the Period Ended January 31, 2026 (Unaudited)(a)		For the Period Ended July 31, 2025(a)(b)
PER COMMON SHARE OPERATING PERFORMANCE:
Net Asset Value - Beginning of Period	$100.93		$100.00

Income/(Loss) From Investment Operations:
Net Investment Income(c)	2.47		3.06
Net Realized and Unrealized Gain on Investments	0.60		0.56
Total From Investment Operations	3.07		3.62

Distributions:
Net Investment Income	(2.45)		(2.69)
Net Realized Gains	(0.21)		-
Total From Distributions	(2.66)		(2.69)

Net Asset Value - End of Period	$101.34		$100.93

Total Return(d)	3.07	%(e)	3.67	%(e)

Ratios/Supplemental Data:
Net Assets At End Of Period (000s)	$374,129		$364,358

Before Waivers
Ratio Of Expenses to Average Net Assets	0.42	%(f)	0.50	%(f)

After Waivers
Ratio Of Expenses to Average Net Assets	0.40	%(f)	0.40	%(f)
Ratio Of Net Investment Income To Average Net Assets	4.82	%(f)	4.94	%(f)
Portfolio Turnover	56	%(e)	70	%(e)

(a)	The Fund acquired all of the assets and liabilities of the Wisdom Short Duration Income Fund (the “Predecessor Fund”) in a tax-free reorganization that occurred as of the close of business on November 4, 2025. Performance and financial history of the Predecessor Fund's Institutional Class Shares have been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on November 4, 2025, reflects that of the Predecessor Fund's Institutional Class Shares, which ceased operations as of the date of the reorganization.

(b)	For the period December 19, 2024 (commencement of investment operations) to July 31, 2025.

(c)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested.

(e)	Not Annualized.

(f)	Annualized.

See Notes to Financial Statements.

Wisdom Short Term Government Fund

FINANCIAL HIGHLIGHTS

Selected Data For an Institutional Class Share Outstanding Throughout the Periods

	For the Period Ended January 31, 2026 (Unaudited)		For the Period Ended July 31, 2025(a)
PER COMMON SHARE OPERATING PERFORMANCE:
Net Asset Value - Beginning of Period	$9.99		$10.00

Income/(Loss) From Investment Operations:
Net Investment Income(b)	0.20		0.26
Net Realized and Unrealized Gain/(Loss) on Investments	0.01		(0.01)
Total From Investment Operations	0.21		0.25

Distributions:
Net Investment Income	(0.21)		(0.26)
Total From Distributions	(0.21)		(0.26)

Net Asset Value - End of Period	$9.99		$9.99
Total Return(c)	2.17	%(d)	2.57	%(d)

Ratios/Supplemental Data:
Net Assets At End Of Period (000s)	$79,090		$52,021

Before Waivers
Ratio Of Expenses to Average Net Assets	0.38	%(e)	0.57	%(e)

After Waivers
Ratio Of Expenses to Average Net Assets	0.22	%(e)	0.22	%(e)
Ratio Of Net Investment Income To Average Net Assets	4.03	%(e)	4.26	%(e)
Portfolio Turnover	9	%(d)	16	%(d)

(a)	For the period December 19, 2024 (commencement of investment operations) to July 31, 2025.

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested.

(d)	Not Annualized.

(e)	Annualized.

See Notes to Financial Statements.

Spend Life Wisely Funds Investment Trust

NOTES TO FINANCIAL STATEMENTS

January 31, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

Spend Life Wisely Funds Investment Trust (the “Trust”) is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The affairs of the Trust are managed by the Trust’s Board of Trustees (the “Board” or “Trustees”). The Trust was organized on June 21, 2011, as a Delaware Statutory Trust. These financial statements relate to two series of the Trust, Wisdom Short Duration Income ETF (“Short Duration ETF”) and Wisdom Short Term Government Fund (the “Government Fund”) (each a “Fund” and collectively the “Funds”). The Short Duration ETF is a diversified portfolio with an investment objective to seek to preserve capital and provide liquidity while generating an optimal level of risk managed income. The Government Fund is a diversified portfolio with an investment objective to seek to provide current income consistent with liquidity and the preservation of capital. Wisdom Fixed Income Management, LLC (the “Adviser”) serves as the investment adviser to the Funds.

The Short Duration Income ETF commenced operations on December 19, 2024 as Wisdom Short Duration Income Fund, a mutual fund that was a series of the Trust (the “Predecessor Fund”). On June 30, 2025, the Board approved a tax-free reorganization wherein all of the assets and liabilities of the Predecessor Fund were acquired by the Short Duration ETF in exchange for whole shares of beneficial interest, no par value per share, of the Short Duration Income ETF. In connection with this acquisition as of the close of on November 4, 2025, the shares of the Predecessor’s Institutional Class shares were exchanged for an equivalent number of shares of the Short Duration ETF, and the Short Duration ETF’s net assets and net asset value per share of $369,999,716 and $101.32, respectively, shares outstanding of 3,651,768, net unrealized appreciation/depreciation of $3,434,876 and the results of operations of the Fund were unchanged from that of the Predecessor Fund as a result of the reorganization. The Adviser also served as the investment adviser to the Predecessor Fund. The Predecessor Fund had an investment objective substantially similar to that of the Short Duration ETF. The Short Duration ETF is a continuation of the Predecessor Fund, and therefore, the performance and financial history of the Predecessor Fund has been adopted by the Short Duration ETF and will be used going forward. As a result, the information in these financial statements and notes to the financial statements for the periods prior to the close of business on November 4, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

The Short Duration ETF currently offers an unlimited number of shares of a single class, without par value, which is listed and traded on the NYSE Arca, Inc. (the “Exchange”). The Short Duration ETF issues and redeems shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value (“NAV”) per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Short Duration ETF does not issue fractional Creation Units. The offering of the Short Duration ETF’s shares is registered under the Securities Act of 1933, as amended.

The Government Fund commenced investment operations on December 19, 2024. The Government Fund has Institutional Class shares and Investor Class shares however, the Government Fund does not currently offer their Investor Class shares for sale. The Declaration of Trust permits the Board to create additional funds and share classes.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. Each Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance applicable to investment companies as codified in Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

During the period ended January 31, 2025 the Funds adopted FASB Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU2023-09”). The amendments enhanced income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. ASU 2023-09 had no material impact to the Funds financial statements during the period.

Trust expenses for the Funds are allocated based on their relative net assets within the Trust or allocated based on the number of Funds within the Trust.

Security Valuations: All investments in securities are recorded at their estimated fair value, as described in Note 4.

Federal Income Taxes: The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as “regulated investment companies” (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2024-2025) or expected to be taken in the Funds’ 2026 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended January 31, 2026, the Funds did not incur any interest or penalties.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. For financial reporting purposes the treatment of distributions made to shareholders during the year from net investment income, net realized capital, or return of capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.

Spend Life Wisely Funds Investment Trust

NOTES TO FINANCIAL STATEMENTS

January 31, 2026 (Unaudited) (Continued)

Investment Transactions and Related Investment Income: The Funds record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The amounts may subsequently be reclassified upon receipt of information from the issuer.

Share Valuation: The net asset value per share of each class of shares for the Funds are calculated daily by dividing the total value of each Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of the Funds is equal to the net asset value per share.

Share Class Accounting: Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to each respective share class of the respective Fund on the basis of the daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Each class of shares has proportionate rights as to assets of the respective Funds, and the classes are identical except for ongoing distribution fees. Investor Class shares are subject to distribution fees, whereas Institutional Class shares are not. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

Guarantees and Indemnifications: In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be remote.

NOTE 3 - RISKS

An investment in the Funds is subject to a variety of risk, including the possible loss of investment capital. Additional risks associated with the Funds include, but are not limited to:

Equity Market Risk: Equity markets can be volatile and the prices of common stocks can fluctuate significantly.

Derivatives Risk: The Short Duration ETF may use futures and swaps to or hedge against interest rate risk and foreign currency risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Futures Risk: The Short Duration ETF’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships, government programs and policies, national and international political and economic events, changes in interest rates, inflation and deflation.

Asset-Backed Risk: Asset-backed securities are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity. The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans. During periods of declining interest rates, prepayment rates usually increase, and the Short Duration and Government Fund may have to reinvest prepayment proceeds at a lower interest rate.

Mortgage-Backed Risk: Mortgage-backed securities are classified generally as either commercial mortgage-backed securities or residential mortgage-backed securities, each of which is subject to certain specific risks. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. These risks may reduce the Short Duration and Government Funds’ returns. In addition, investments in mortgage-backed securities may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Government Securities Risk: The Government Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

A number of other risks are associated with an investment in the Funds, including: issuer specific risks, liquidity risks, and risks associated with the Adviser’s judgment. Greater detail on each of the above stated risks may be found in the Funds’ prospectuses.

Spend Life Wisely Funds Investment Trust

NOTES TO FINANCIAL STATEMENTS

January 31, 2026 (Unaudited) (Continued)

NOTE 4 - SECURITY VALUATIONS

In computing net asset value, portfolio securities of the Funds are generally valued at their current market values determined on the basis of readily available market quotations, when available. If market quotations are not readily available, securities are valued at fair value as determined in good faith by the Adviser, in its capacity as the Board’s valuation designee, pursuant to Rule 2a-5 under the 1940 Act. As a general matter, fair value represents the amount that a Fund could reasonably expect to receive if such Fund’s investment in the security were sold at the time of valuation. The Adviser may utilize third parties to assist the Adviser in its capacity as valuation designee available at the time the valuation is made and that the respective Adviser believes to be reliable. The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including ADRs) - Equity securities are valued by using market quotations furnished by a pricing service when the valuation designee believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a Level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as a Level 2 security. When market quotations are not readily available, when the valuation designee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when illiquid securities are being valued, such securities are valued at fair value as determined by the valuation designee in good faith, in accordance with guidelines adopted by and subject to review of the Board and are categorized as Level 3.

Fixed income securities (corporate bonds, mortgage-backed securities, and commercial paper) - The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

U.S. government agencies & obligations - U.S. government agencies & obligations are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government obligations are categorized in level 1 or level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Derivative instruments (futures contracts). Listed derivative instruments that are actively traded, including futures contracts, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

Money market funds are generally priced at the ending net asset value (“NAV”) provided by the service agent of the Funds. These securities will be classified as Level 1 of the value hierarchy.

The following is a summary of the inputs used as of January 31, 2026, in valuing each Fund’s investments carried at value.

Wisdom Short Duration Income ETF

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$—	$273,424,887	$—	$273,424,887
Exchange-Traded Funds	23,900,500	—	—	23,900,500
Government-Sponsored Enterprise Debt	—	16,592,410	—	16,592,410
Mortgage-Backed Securities	—	50,760,523	—	50,760,523
Money Market Funds	2,222,355	—	—	2,222,355
Total	$26,122,855	$340,777,820	$—	$366,900,675

Spend Life Wisely Funds Investment Trust

NOTES TO FINANCIAL STATEMENTS

January 31, 2026 (Unaudited) (Continued)

Other Financial Instruments(b)	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets
Futures(c)	$798,570	$–	$–	$798,570
Total	$798,570	$–	$–	$798,570

Wisdom Short Term Government Fund

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Government-Sponsored Enterprise Debt	$—	$13,798,252	$—	$13,798,252
United States Treasury Bills	—	34,951,380	—	34,951,380
Money Market Funds	31,800,493	—	—	31,800,493
Total	$31,800,493	$48,749,632	$—	$80,550,125

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

(b)	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

(c)	Futures contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

The Funds did not hold any Level 3 assets as of January 31, 2026. Therefore, a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable. For more detail on the investments, please refer to the Schedules of Investments. The Funds also did not have transfers into or out of Level 1, Level 2 or Level 3 during the period ended January 31, 2026.

NOTE 5 - DERIVATIVE TRANSACTIONS

Certain Funds may enter into financial futures contracts, to the extent permitted by their investment policies and objectives. Upon entering into a financial futures contract, a Fund is required to deposit cash or securities as initial margin.

Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The effect of derivative instruments on the Statements of Assets and Liabilities as January 31, 2026 was as follows:

Wisdom Short Duration Income ETF

Risk Exposure	Statements of Assets and Liabilities Location	Fair Value
Interest Rate Contracts (Futures)	Unrealized Appreciation on Futures Contracts	$798,570
Total		$798,570

The effect of derivative instruments on the Statements of Operations for the period ended January 31, 2026:

Wisdom Short Duration Income ETF

Risk Exposure	Statement of Operations Location	Realized Gain/ (Loss) on Derivatives	Change in Unrealized Appreciation/ Depreciation on Derivatives
Interest Rate Contracts (Futures)	Net Realized Gain/(Loss) On Futures Contracts/Net Change In Unrealized Appreciation/Depreciation On Futures Contracts	$(627,211)	$262,053
Total		$(627,211)	$262,053

The average month end notional value of futures contracts for the period ended January 31, 2026, is noted below.

Wisdom Short Duration Income ETF	Average Futures Contracts Notional Amount
Long Futures Contracts	$839,385
Short Futures Contracts	(174,515,753)

Spend Life Wisely Funds Investment Trust

NOTES TO FINANCIAL STATEMENTS

January 31, 2026 (Unaudited) (Continued)

NOTE 6 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Wisdom Fixed Income Management, LLC (“Wisdom Adviser”) served as Adviser to the Predecessor Fund. Pursuant to the terms of the management agreement, the Predecessor Fund paid the Wisdom Adviser a management fee, which was calculated daily and paid monthly, at an annual rate of 0.30% of the Predecessor Fund’s daily net assets.

Wisdom Management entered into an Expense Limitation Agreement (the “Previous Expense Limitation Agreement”), whereby the Wisdom Adviser agreed to reduce its fees and reimburse expenses so that the net annual operating expenses (exclusive of any Rule 12b-1 distribution or shareholder service fees, front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short) taxes, or extraordinary expenses such as litigation) of the Predecessor Fund would not exceed 0.40% of average daily net assets.

Any waived or reimbursed expenses from the Predecessor Fund pursuant to the Previous Expense Limitation Agreement cannot be recouped.

Pursuant to the Investment Advisory Agreement, the Short Duration ETF pays the Adviser a Unitary Management Fee, which is calculated daily and paid monthly, at an annual rate of 0.40% of the Fund’s daily net assets. The Government Fund pays the investment advisory fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the Fund’s daily net assets.

Out of the Unitary Management Fee, the Adviser has agreed to pay substantially all of the expenses of the Short Duration ETF, including the cost of transfer agency, custody, fund administration, trustees and other non-distribution related services necessary for the Fund to operate, except for: the fees paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes and related services, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, any distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses and other non-routine or extraordinary expenses.

The Adivser has entered into an Expense Limitation Agreement with the Trust (the “Wisdom Expense Limitation Agreement”), whereby the Adviser has agreed to reduce its fees and reimburse expenses so that the net annual operating expenses (exclusive of any Rule 12b-1 distribution or shareholder service fees, front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short) taxes, or extraordinary expenses such as litigation) of the Government Fund will not exceed 0.22% of average daily net assets until December 31, 2026.

The Adviser may recoup any waived or reimbursed amount from the Government Fund pursuant to the Wisdom Expense Limitation Agreement if such reimbursement does not cause the Government Fund to exceed existing expense Fund limitations at the time of the original waiver/reimbursement and the reimbursement is made within three years after the respective adviser incurred the expenses.

As of January 31, 2026, reimbursed expenses for the Government Fund subject to potential recovery by year of expiration are as follows:

	Expiring July 31,
	2028	2029
Wisdom Short Term Government Fund	$108,472	$91,253
Total	$108,472	$91,253

Each Trustee who is not affiliated with the Trust and/or the Adviser will receive an annual fee of $2,500, as well as reimbursement for any reasonable expenses incurred attending the meetings. The “interested person” who serves as Trustee of the Trust receives no compensation for his services as a Trustee. None of the executive officers receive compensation from the Trust.

NOTE 7 - AGREEMENTS

Transfer Agent Agreement and Accounting Services Agreement: Effective October 6, 2025, Paralel Technologies (“Paralel”) serves as Transfer Agent to the Government Fund, pursuant to a Transfer Agent Agreement with the Trust. Under the Transfer Agent Agreement, Paralel provides all of the customary services of a transfer agent and dividend disbursing agent. Prior to October 6, 2025, Mutual Shareholder Services, LLC (“MSS”) served as the Government Fund’s Transfer Agent.

In addition, Paralel provides accounting services to the Funds pursuant to a Fund Services Agreement with the Trust effective October 6, 2025. As such, Paralel provides all necessary administration, bookkeeping and pricing services to the Funds. Prior to October 6, 2025, MSS provided accounting services to the Funds.

Effective October 6, 2025, Paralel Distributors LLC, a wholly owned subsidiary of Paralel, acts as the principal underwriter for the Funds and distributes shares pursuant to Distribution Agreements. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. Prior to October 6, 2025, Arbor Court Capital, LLC served as the Funds’ Distributor.

Shareholder Servicing Fees: The Board, on behalf of the Funds, has approved that each Fund could annually pay up to 0.15% of the Fund assets for shareholder servicing expenses to Charles Schwab & Co., Inc., ADP Broker-Dealer, Inc., and National Financial Services LLC.

NOTE 8 - SEGMENT REPORTING

Each Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Resources are not allocated to a Fund based on performance measurements. Due to the significance of oversight and their role, the CEO of the Adviser is deemed to be the Chief Operating Decision Maker.

Spend Life Wisely Funds Investment Trust

NOTES TO FINANCIAL STATEMENTS

January 31, 2026 (Unaudited) (Continued)

NOTE 9 - CAPITAL SHARE TRANSACTIONS

Shares are purchased from or redeemed by the Short Duration ETF only in Creation Unit size aggregations generally of 10,000 Shares with Authorized Participants. Authorized Participants must be either broker-dealers or other participants in the clearing process through the Continuous Net Settlement System of the NSCC, clearing agencies registered with the SEC, or DTC Participants and must execute a Participant Agreement with the Distributor and accepted by State Street. Transactions of Creation Units generally consist of an in-kind designated portfolio of securities (“Deposit Securities”), with a cash component equal to the difference between the Deposit Securities and the NAV per unit of the Short Duration ETF on the transaction date. The Short Duration ETF may require cash to replace Deposit Securities if such securities are not available in sufficient quantities for delivery, are not eligible to be transferred or traded, are restricted under securities laws, or as a result of other situations.

The following table summarizes transactions in capital for each respective period.

Wisdom Short Duration Income ETF	Period Ended January 31, 2026	December 19, 2024 (Commencement of Investment Operations) Through July 31, 2025
Shares Outstanding - Beginning Of Period	3,610,012	–
Shares Sold	40,000	3,556,070
Shares Reinvested	43,885	54,051
Shares Redeemed	(2,130)	(109)
Shares Outstanding - End Of Period	3,691,767	3,610,012

Wisdom Short Term Government Fund – Institutional Class	Period Ended January 31, 2026	December 19, 2024 (Commencement of Investment Operations) Through July 31, 2025
Shares Outstanding - Beginning Of Period	5,206,166	–
Shares Sold	62,500,001	5,072,382
Shares Reinvested	222,338	134,091
Shares Redeemed	(60,013,913)	(307)
Shares Outstanding - End Of Period	7,914,592	5,206,166

NOTE 10 - INVESTMENTS

For the period ended January 31, 2026, the cost of purchases and the proceeds from sales, other than short term securities were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold	Purchases of U.S. Government Obligations	Proceeds from Sales of U.S. Government Obligations
Wisdom Short Duration Income ETF	$179,189,539	$176,313,147	$1,999,06	$2,000,000
Wisdom Short Term Government Fund	5,020,651	1,233,038	1,655,027,282	1,652,211,075

For the period ended January 31, 2026, there were no in-kind transactions associated with creations and redemptions.

NOTE 11 - FEDERAL INCOME TAXES

The amounts and characteristics of tax basis distributions and composition of distributable earnings are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of January 31, 2026.

The tax character of the distributions paid by the Funds during the year ended July 31, 2025, were as follows:

		Long-Term
	Ordinary Income	Capital Gains	Return of Capital	Total
Wisdom Short Duration Income ETF	$5,248,501	$—	$—	$5,248,501
Wisdom Short Term Government Fund	1,340,333	—	—	1,340,333

The amounts of net unrealized appreciation/depreciation and the cost of investment securities for tax purposes at January 31, 2026 were as follows:

Spend Life Wisely Funds Investment Trust

NOTES TO FINANCIAL STATEMENTS

January 31, 2026 (Unaudited) (Continued)

	Gross	Gross		Cost of
	Appreciation	Depreciation		Investments for
	(excess of value	(excess of tax	Net Unrealized	Income Tax
	over tax cost)(a)	cost over value)(a)	Appreciation	Purposes(b)
Wisdom Short Duration Income ETF	$4,052,583	$(378,617)	$3,673,966	$363,226,709
Wisdom Short Term Government Fund	25,265	(10,028)	15,237	80,534,888

(a)	Includes appreciation/(depreciation) on futures.

(b)	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sales.

NOTE 12 - CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of January 31, 2026, First United Bank & Trust held approximately 67.56% of the voting securities of the Government Fund and may be deemed to control the Government Fund. However, the above ownership does not constitute control with respect to the Securities and Exchange Commission’s (“SEC’s”) auditor independence rules as they are not beneficial owners with significant influence over the Government Fund. As of January 31, 2026, Chickasaw Nation Industries, Inc. held 31.69% of the voting securities of the Government Fund.

NOTE 13 - MARKET RISK

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

NOTE 14 - SUBSEQUENT EVENTS

Management has evaluated the impact of all other subsequent events on the Funds through the date the financial statements were issued and has noted no such events required adjustment or disclosure.

Spend Life Wisely Funds Investment Trust

ADDITIONAL INFORMATION

January 31, 2026 (Unaudited)

FUND PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (866) 458-4744 (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov and (3) from the Funds’ website at www. thewisdomfunds.com.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Commission for each fiscal quarter on Form N-PORT within 60 days after the end of the period. Copies of the Funds’ Form N-PORT are available without a charge by (1) calling the Funds at (866) 458-4744 (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov and (3) from the Funds’ website at www.thewisdomfunds.com.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by this report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate renumeration paid by the registrant is included in the financial statements as part of the reports to shareholders filed under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this semi-annual filing.

(a)(2)	Not applicable to this semi-annual filing.

(a)(3)	Certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant during the period covered by the report.

(b)	Certifications as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a- 14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spend Life Wisely Funds Investment Trust

By:	/s/ Kenneth Scott Canon
Kenneth Scott Canon
President (Principal Executive Officer)

Date:	April 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the date indicated.

By:	/s/ Kenneth Scott Canon
Kenneth Scott Canon
(Principal Executive Officer)

Date:	April 7, 2026

By:	/s/ Joseph W. Thompson
Joseph W. Thompson
Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	April 7, 2026